COMMITMENTS AND CONTINGENCIES (Details Narrative) - CAD ($)			3 Months Ended		6 Months Ended		19 Months Ended
	Jan. 02, 2020	Jul. 01, 2014	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Management fees, per month	$ 19,106		$ 51,000	$ 20,000	$ 72,000	$ 33,000	$ 30,951
Independent Directors [Member]
IfrsStatementLineItems [Line Items]
Director fees, stipend per month		$ 2,000
Chairman of Board [Member]
IfrsStatementLineItems [Line Items]
Director fees, stipend per month		3,000
Committee Chairmen [Member]
IfrsStatementLineItems [Line Items]
Director fees, stipend per month		$ 2,500